CONVERTIBLE BRIDGE LOANS, NET (Details Narrative)																			1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 23, 2021 USD ($)	Jul. 19, 2021 USD ($)	Jul. 07, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Nov. 04, 2020 USD ($)	Sep. 02, 2020	Aug. 21, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 15, 2020 USD ($)	Jun. 12, 2020 USD ($) $ / shares	Jun. 12, 2020 USD ($) $ / shares shares	Apr. 24, 2020 USD ($) $ / shares shares	Feb. 20, 2020 USD ($) $ / shares	Jan. 09, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 10, 2019 USD ($) $ / shares shares	Dec. 02, 2019 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Jul. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Short-term Debt [Line Items]
Debt instrument, face amount		$ 1,666,000
Changes in fair value																											$ (299,000)		$ 927,000	$ 500,000
Proceeds from debt		$ 1,000,000
Proceeds from issuance of warrants																											13,687,000	3,087,000	2,390,000
Stock issued during the period converted																					$ 7,918,000	$ 1,776,000	$ 6,870,000	$ 1,454,000	$ 902,000	$ 1,586,000			4,677,000	335,000
Additional paid-in-capital				$ 651,000												$ 60,000													651,000	60,000	$ 651,000	$ 60,000
Discount on amortization																											2,290,000		1,170,000	959,000
Certificate processing cost							$ 1,500
Notes [Member]
Short-term Debt [Line Items]
Proceeds from debt																													938,000
Convertible Bridge Loan [Member]
Short-term Debt [Line Items]
Debt instrument, face amount				4,918,000												355,000													4,918,000	355,000	4,918,000	355,000
Conversion of debt description																									If a Nasdaq listing does not happen by the Amended Maturity Date, the lender will be entitled to convert or request redemption at its option; (ii) the Company will pay in cash to lenders 10% of the outstanding balance of the note within 25 days from the amendment date and 10% of the outstanding balance in equity in consideration for the extension of the loan and (iii) the Third Warrants will be cashless exercised upon the Company listing its ordinary shares on the Nasdaq.
Changes in fair value																													416,000	138,000
Cash payments for warrants				54,000																									$ 54,000		54,000
Stock issued during the period converted, shares | shares																									720,000				309,427
Stock issued during the period converted																													$ 19,000
Fair value of ordinary shares																													697,000	25,000
Fair value of loans payable																192,000														192,000		192,000
Additional paid-in-capital																80,000														80,000		80,000
Extinguishment amount																									$ 97,000				3,751,000
Fair value of derivative liability				2,500,000																									2,500,000		2,500,000
Remeasurement expense																					$ 0						34,000			1,985,000
Discount on amortization																											2,750,000		81,000	756,000
Beneficial conversion feature																													60,000
First Warrant [Member]
Short-term Debt [Line Items]
Changes in fair value																													884,000
Second Warrant [Member]
Short-term Debt [Line Items]
Proceeds from debt																													326,000
Third Party [Member] | First Warrant [Member]
Short-term Debt [Line Items]
Changes in fair value																													$ 205,000
Loan Agreement [Member]
Short-term Debt [Line Items]
Convertible bridge loan																$ 1,443,000														$ 1,443,000		$ 1,443,000	$ 27,000
Debt instrument principal rate																90.00%														90.00%		90.00%
Debt instrument discount rate																10.00%														10.00%		10.00%
Debt instrument, face amount																$ 163,000														$ 163,000		$ 163,000
Debt instrument, interest rate																10.00%														10.00%		10.00%
Debt instrument, maturity term																														6 months
Debt instrument, description																														The Company will be required to pay 10% penalty upon repayment of the Principal Amount prior to the Maturity Date. Upon the Maturity Date of the loans, the Company will be required to repay the Principal Amount of the Loan and unpaid Interest for cash. From the initial recognition and until the Maturity Date, the loans were presented as current liability. Subject to the Company’s discrete decision not to repay the Principal Amount and unpaid Interest for cash, the Principal Amount and the unpaid Interest shall become convertible into the Company’s Ordinary Shares following the Maturity Date and thereafter at a conversion price equal to 70% of the average closing bid price of the Company’s Ordinary Shares in the 5-days prior to the conversion date. In the event the Company’s defaults under the Agreements, the conversion price shall be reduced to 60% of the average closing bid price of the Company’s Ordinary Shares in the 15-days prior to the conversion date. Following the Maturity Date, the convertible loans were reclassified to non-current liability.
Conversion of debt description																													Company’s Ordinary Shares following the Maturity Date and thereafter at a conversion price equal to 70% of the average closing bid price of the Company’s Ordinary Shares in the 5-days prior to the conversion date. In the event the Company’s defaults under the Agreements, the conversion price shall be reduced to 60% of the average closing bid price of the Company’s Ordinary Shares in the 15-days prior to the conversion date. Following the Maturity Date, the convertible loans were reclassified to non-current liability.
Warrant coverage percentage																25.00%														25.00%		25.00%
Warrant or Right, Reason for Issuance, Description																																The Second Warrant provides the Lenders an additional 25% warrant coverage, under the same terms as the aforesaid warrant, except the exercise price which is equal to 150% of the closing bid price of the Company’s shares on the day prior to the closing of the bridge loan transaction.
Proceeds from issuance of warrants																														$ 158,000
Additional discount of the convertible bridge loans																											34,000			$ 101,000
First Amendment of 2019 and 2018 Loan Agreement [Member]
Short-term Debt [Line Items]
Proceeds from issuance of warrants																		$ 500,000,000
Additional bridge loan																		$ 500,000
Exercise price of warrants | $ / shares																		$ 0.15
Warrants term																		5 years
First Amendment of 2019 and 2018 Loan Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																		24.00%
Convertible Note Extension Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																	70.00%
Proceeds from issuance of warrants														$ 20,792,380,000			$ 1,666,667,000
Exercise price of warrants | $ / shares														$ 0.10
Warrants term														5 years
Stock issued during period shares restricted stock | shares																	350,000,000
Ordinary shares par value | $ / shares																	$ 0.01
Debt instrument, conversion price rate																	0.15
Debt maturity date														Aug. 14, 2020
Cash payments for warrants														$ 35,000
Second Amendment of 2019 and 2018 Loan Agreement [Member]
Short-term Debt [Line Items]
Proceeds from issuance of warrants															$ 1,000,000,000
Exercise price of warrants | $ / shares															$ 0.10
Debt maturity date															Mar. 31, 2020
Second Amendment of 2019 and 2018 Loan Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, face amount															$ 127,000
Second Amendment of 2019 and 2018 Loan Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, face amount															$ 101,000
Amendment No 2 of 2019 and 2018 Loan Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate						20.00%
Debt maturity date						Oct. 15, 2020
Accrued interest percentage						15.00%
March 2020 Loan Agreement [Member]
Short-term Debt [Line Items]
Convertible bridge loan																										$ 697,000
Debt instrument discount rate																										30.00%
Debt instrument, face amount																										$ 299,000
Debt instrument, interest rate																										70.00%
Debt instrument, maturity term																										6 months
Conversion of debt description																										Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (i) the closing market price on the date of closing and (ii) 50% of the lowest trading price on the primary trading market on which the Company’s Common Stock is quoted for the last 10 trading days immediately prior to but not including the Conversion Date (“Conversion Price”).
Exercise price of warrants | $ / shares																										$ 0.10
Warrants term																										5 years
Fair value of loans payable																										$ 236,000
Debt instrument, interest rate																										10.00%
Number of warrants issued | shares																										31,236,042
Fair value of derivative liability																										$ 461,000
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument principal rate							30.00%			125.00%	125.00%	125.00%
Debt instrument discount rate							25.00%			16.00%	20.00%	20.00%	20.00%
Debt instrument, interest rate							10.00%			2.00%	84.00%	84.00%	20.00%
Debt instrument, description							Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (1) the closing market price on the date of closing and (2) 60% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock as reported on the market during the 11 trading days immediately prior to but not including the date of conversion (“Conversion Price”). In addition, the Lender must convert any outstanding balances due under the Note within 15 days if, (a) the Company successfully uplists its common stock to trade on the Nasdaq stock exchange, and (2) there is an effective registration statement on file with the Securities and Exchange Commission that includes a registration of the common stock underlying the Note.			Upon occurrence of Sale Event (as defined in the Note), upon the Lender request, the Company shall redeem the Note in cash in an amount equal to 150% of the principal amount, plus accrued but unpaid interest through the redemption date, or at the Lender election, such Lender may convert the unpaid principal amount of the Note and interest into ordinary shares of the Company at the Conversion Price immediately prior to such Sale Event. At the closing date and December 31, 2020, the management considered Sale Event as remotely.		Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.																	Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.
Proceeds from debt							$ 175,000			$ 315,000	$ 50,000		$ 200,000
Exercise price of warrants | $ / shares							$ 0.10				$ 0.10	$ 0.10	$ 0.10
Warrants term													5 years
Debt maturity date							Nov. 21, 2020				Jun. 12, 2021		Apr. 24, 2021
Stock issued during the period converted, shares | shares																					81,736,111
Stock issued during the period converted																					$ 750,000
Fair value of ordinary shares							$ 215,000
Fair value of loans payable							$ 267,000			374,000	$ 61,000	$ 61,000	$ 135,000
Debt instrument, interest rate											2.00%	2.00%	8.00%
Number of warrants issued | shares							8,000,000					500,000	1,250,000
Fair value of derivative liability							$ 123,000			60,000	$ 10,000	$ 10,000	$ 65,000						$ 1,127,000		$ 1,127,000						1,127,000
Remeasurement expense	$ 45,000		$ 148,000
Discount on amortization							266,000			23,000		21,000
Debt instrument discount							75,000			60,000	$ 12,500	12,500	$ 50,000
Debt Instrument increase decrease percentage													12.00%
Accumulated interest cost, conversion price | $ / shares													$ 0.08
Beneficial conversion feature	$ 3,000		$ 81,000				$ 463,000	$ 66,000		$ 173,000		60,000	$ 127,000						$ 243,000
Securities Purchase Agreement [Member] | Host Loan Instrument [Member]
Short-term Debt [Line Items]
Fair value of loans payable													$ 8,000
Discount on amortization												9,000
Beneficial conversion feature												$ 10,000
Securities Purchase Agreement [Member] | Two Private Lenders [Member]
Short-term Debt [Line Items]
Debt instrument discount rate								25.00%												25.00%
Debt instrument, interest rate								2.00%												2.00%
Debt instrument, description								The Lenders are entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 150% of the closing price on the closing date and will be effective for 40 trading days from the closing date. After the initial 40 trading days, the conversion price shall equal to the lower of (i) 60% of the lowest volume weighted average price trading price for the common stock as reported at the market reporting trade prices for the common stock during the 10 trading days immediately prior to conversion, and including, the date of the conversion notice; and (ii) 150% of the closing price on the closing date and the closing price on the effectiveness date of the registration statement, including the day upon which a conversion notice is received by the Company (the “Conversion Price”).																					During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.
Changes in fair value								$ 42,000
Proceeds from debt									$ 300,000
Exercise price of warrants | $ / shares									$ 0.10																$ 0.10
Debt maturity date																				Dec. 22, 2020
Stock issued during the period converted, shares | shares								2,000,000	2,000,000
Fair value of loans payable									$ 360,000																$ 360,000
Number of warrants issued | shares								3,000,000
Fair value of derivative liability									51,000																$ 51,000
Discount on amortization								$ 723,000	153,000
Debt instrument discount								$ 100,000												$ 100,000
Beneficial conversion feature									$ 359,000																						359,000
gross principal amount percentage									75.00%																75.00%
July 2020 Loan Agreement [Member]
Short-term Debt [Line Items]
Debt instrument principal rate								71.80%												71.80%
Debt instrument, face amount								$ 1,881,000												$ 1,881,000
Debt instrument, interest rate								2.00%												2.00%
Debt instrument, maturity term								6 months
Debt instrument, description								The Convertible Note may be redeemed at any time at an amount equal to 125% of the outstanding loan principal and unpaid interest. The Lenders may convert the loan principal and accrued interest by 150% of the closing bid price and will be effective for 40 days following the closing date. After the initial 40 days, the conversion price shall equal the lower of (i) 60% of the lowest VMAP trading price for the common stock as reported on the market reporting trade prices for the common stock during 11 trading days immediately prior to the conversion date (including conversion date) or (ii) 150% of the closing bid price on the closing date and (iii) 150% of the closing bid price on the effectiveness date of the Company’s registration statements registering the conversion shares.
Conversion of debt description								Upon event of default as defined in the Securities Purchase Agreement, the Lenders may require the Company to redeem all or any portion of the note at the greater of default interest rate of 18% or the maximum rate permitted under applicable law (the “Event of Default Price”) together with liquidated damages of $250 plus an amount in cash equal to 1% of the Event of Default Price for each 30 day period during which redemptions fail to be made. In addition, the Lenders may convert the loan principal and accrued interest by 150% of the closing bid price and will be effective for 40 days following the closing date. After the initial 40 days, the conversion price shall equal the lower of (i) 35% of the lowest VMAP trading price for the common stock as reported on the market reporting trade prices for the common stock during 11 trading days immediately prior to the conversion date (including the conversion date), (ii) 150% of the closing bid price on the closing date and (iii) 150% of the closing bid price on the effectiveness date of the Company’s registration statements registering the conversion shares
Proceeds from debt								$ 1,350,000
Exercise price of warrants | $ / shares								$ 0.10												$ 0.10
Stock issued during the period converted, shares | shares								7,333,333
Fair value of ordinary shares								$ 826,000
Fair value of loans payable								$ 1,710,000												$ 1,710,000
Number of warrants issued | shares								10,513,513
Fair value of derivative liability				$ 237,000				$ 230,000												$ 230,000									$ 237,000		$ 237,000
Discount on amortization								1,543,000
Beneficial conversion feature								$ 1,708,000
Amendment to July 2020 Loan Agreement [Member]
Short-term Debt [Line Items]
Convertible bridge loan					$ 1,100,000
Conversion of debt description					(i) the Conversion Price shall in no event be greater than $0.05; (ii) an amount equal to 25% of the total outstanding amount due under the Note shall be added to the Principal amount and (iii) an additional 2.5 million warrants shall be issued in the same form as those issued pursuant to the Purchase Agreement.
Proceeds from issuance of warrants					$ 2,500,000
Fair value of loans payable					1,434,000
Extinguishment amount					449,000
Fair value of derivative liability					$ 115,000
Secured Convertible Equipment Loan Agreement [Member]
Short-term Debt [Line Items]
Debt instrument discount rate				40.00%																									40.00%		40.00%
Debt instrument, face amount				$ 750,000																									$ 750,000		$ 750,000
Debt instrument, description																													During the initial payback period and up until the earlier of either (a) April 30, 2021, or (b) the aggregate loan amount is paid in full, all royalty payments made to Lender will be counted towards their loan balance. Thereafter, the royalties continue so long as the machines are in use.
Proceeds from debt																													$ 450,000
Stock issued during the period converted, shares | shares				64,630,113												1,811,864
Stock issued during the period converted				$ 4,639,000												$ 336,000
Fair value of ordinary shares																											$ 870,000
Debt instrument discount				$ 300,000																									$ 300,000		$ 300,000
Royalty interest rate				12.50%																									12.50%